Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 262,857,140.00
Previously Paid Amount	0.00
Total Fee Amount	36,300.57
Total Offset Amount	0.00
Net Fee	$ 36,300.57